Supplemental Balance Sheet Data	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Data
Supplemental Balance Sheet Data
Accounts Receivable—Net
Accounts receivable—net consist of the following:

	December 31,
	2014	2013
	(in millions)
Trade	$185.7	$225.0
Other	5.8	5.9
	$191.5	$230.9

Trade accounts receivable includes amounts due from related parties. For additional information, see Note 26—Related Party Transactions. Trade accounts receivable is net of a $0.4 million allowance for doubtful accounts as of December 31, 2014 and 2013.
Inventories
Inventories consist of the following:

	December 31,
	2014	2013
	(in millions)
Finished goods	$179.5	$251.0
Raw materials, spare parts and supplies	23.4	23.3
	$202.9	$274.3

Other Current Assets
Other current assets consist of the following:

	December 31,
	2014	2013
	(in millions)
Prepaid expenses	$17.4	$19.1
Unrealized gains on derivatives	0.6	72.7
Margin deposits	0.6	0.6
	$18.6	$92.4

Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following:

	December 31,
	2014	2013
	(in millions)
Accounts payable	$65.8	$169.0
Capacity expansion project costs	195.3	55.4
Accrued natural gas costs	96.9	86.0
Payroll and employee related costs	47.3	71.8
Accrued interest	46.9	24.0
Accrued share repurchase	29.1	40.3
Other	108.6	117.6
	$589.9	$564.1

Payroll and employee related costs include accrued salaries and wages, vacation, incentive plans and payroll taxes.
Capacity expansion project costs include the capital expenditures invested in the capacity expansion projects.
Accrued interest includes interest payable on our outstanding unsecured senior notes. For further details, see Note 14—Financing Agreements.
Other includes accrued utilities, property taxes, sales incentives and other credits, maintenance and professional services.
Other Current Liabilities
Other current liabilities consist of the following:

	December 31,
	2014	2013
	(in millions)
Unrealized losses on derivatives	$48.4	$0.2
Financial advances	—	43.0
Product exchanges	—	0.3
	$48.4	$43.5

As of December 31, 2013, we had received financial advances necessary to complete certain investment transactions that were repaid to the financial institution after the end of the year.
Other Noncurrent Liabilities
Other noncurrent liabilities consist of the following:

	December 31,
	2014	2013
	(in millions)
Benefit plans and deferred compensation	$209.8	$156.1
Tax-related liabilities	95.8	81.8
Capacity expansion project costs	49.0	70.5
Environmental and related costs	3.6	4.3
Other	16.7	12.9
	$374.9	$325.6

Benefit plans and deferred compensation include liabilities for pensions, retiree medical benefits, and the noncurrent portion of incentive plans (see Note 13—Pension and Other Postretirement Benefits).
Capacity expansion project costs consist of amounts due to contractors that will be paid upon completion of the project in accordance with the related contract terms.